Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Major Customer And Geographic Information [Abstract]
Schedule of Revenues and Operating Profit (Loss) per Segment

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Revenues:
Aerospace
External customers	$1,613,137	$1,471,093	$1,281,407
Intersegment revenue	260,144	262,089	301,905
Total	$1,873,281	$1,733,182	$1,583,312
C4I and Cyber
External customers	$668,414	$631,297	$590,095
Intersegment revenue	52,702	47,098	34,601
Total	$721,116	$678,395	$624,696
ISTAR and EW
External customers	$996,927	$882,200	$888,206
Intersegment revenue	182,500	163,449	138,089
Total	$1,179,427	$1,045,649	$1,026,295
Land
External customers	$1,241,023	$1,075,846	$1,028,121
Intersegment revenue	65,174	92,737	88,801
Total	$1,306,197	$1,168,583	$1,116,922
ESA
External customers	$1,455,243	$1,451,113	$1,490,692
Intersegment revenue	9,695	5,559	2,115
Total	$1,464,938	$1,456,672	$1,492,807
Revenues
Total revenues (external customers and intersegment) for reportable segments	$6,544,959	$6,082,481	$5,844,032
Less -Intersegment revenue	(570,215)	(570,932)	(565,511)
Total consolidated revenues	$5,974,744	$5,511,549	$5,278,521

Schedule Of Revenues By Geographic Areas
Note 23 - SEGMENT DISCLOSURE, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

A.    SEGMENT DISCLOSURE (Cont.):

The following tables present information about the Company’s reported operating income for the periods indicated:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Operating income:
Aerospace	$125,455	$106,760	$129,213
C4I and Cyber	50,653	48,964	44,350
ISTAR and EW	134,882	49,120	66,001
Land	80,610	28,554	35,567
ESA	(4,687)	74,978	124,259
Segment operating income	386,913	308,376	399,390
Unallocated corporate income (expense)	(17,805)	(9,810)	4,458
Other operating income	—	68,918	14,660
Operating income	369,108	367,484	418,508
Financial expenses, net	(137,827)	(51,364)	(40,393)
Other income (expenses), net (see note 26)	(4,787)	(23,562)	5,336
Income before income taxes	$226,494	$292,558	$383,451

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Depreciation and amortization by segment:
Aerospace	$36,284	$34,353	$35,084
C4I and Cyber	12,551	13,651	16,054
ISTAR and EW	29,001	24,992	23,452
Land	34,747	38,560	41,901
ESA	50,526	46,540	34,962
Unallocated corporate expenses	1,690	3,194	1,638
Total depreciation and amortization	$164,799	$161,290	$153,091
Note 23 - SEGMENT DISCLOSURE, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

A.    SEGMENT DISCLOSURE (Cont.):

REVENUES ARE ATTRIBUTED TO GEOGRAPHIC AREAS BASED ON LOCATION OF THE END CUSTOMERS AS FOLLOWS:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
North America	$1,417,742	$1,489,685	$1,608,582
Asia-Pacific	1,263,771	1,405,473	1,443,505
Israel	1,167,228	1,071,945	1,094,662
Europe	1,776,412	1,243,550	884,504
Latin America	120,700	119,860	126,686
Other	228,891	181,036	120,582
	$5,974,744	$5,511,549	$5,278,521

Schedule Of Revenues By Areas Of Operations
Schedule Of Major Customer Data	MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
IMOD	16%	17%	18%
U.S. Government	17%	19%	21%

Schedule Of Long Lived Assets By Geographic Areas	LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:
The Company's long-lived assets for the year ended December 31, 2023 and 2022, commencing current year presentation, includes property plant and equipment and operating lease right of use assets, as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Israel	$1,098,074	$968,450
U.S.	307,239	280,687
Other	108,521	105,516
	$1,513,834	$1,354,653